Other Expenses, Net	12 Months Ended
Dec. 31, 2011
Other Expenses, Net [Abstract]
Other Expenses, Net
NOTE 14	-	OTHER EXPENSES, NET

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Adjustment of purchase price of subsidiary (*)	-	975	-
Impairment of goodwill and intangible assets (**)	904	157	901
Legal expenses (***)	7,863	-	-
Other	(76)	24	7
	8,691	1,156	908

(*)	See Note 12A1.
(**)	See Notes 7 and 8.
(***)	See Note 12A3.